Restricted cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash [Line Items]
Restricted cash	$ 402	$ 482
Long-term restricted cash (related to CIRR deposits and loan facility)	218	250
Short-term restricted cash	184	232
CIRR Deposits [Member]
Restricted Cash [Line Items]
Restricted cash	270	298
Margin Calls Related to Share Forward Agreements [Member]
Restricted Cash [Line Items]
Restricted cash	69	137
Restricted Deposit Related to Loan Facility [Member]
Restricted Cash [Line Items]
Restricted cash	5	5
Tax Withholding Deposits [Member]
Restricted Cash [Line Items]
Restricted cash	$ 58	$ 42